Patents, net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Purchased Patent Rights	$ 5,344,000	$ 5,445,000
Patent costs - net	3,342,000	3,780,000
Patents Three [Member]
Purchased Patent Rights	$ 1,118,000	1,219,000
Useful life	17 years
Accumulated amortization	$ (237,000)	(203,000)
Patents [Member]
Purchased Patent Rights	$ 4,082,000	4,082,000
Useful life	14 years
Accumulated amortization	$ (1,765,000)	(1,462,000)
Patents Two [Member]
Purchased Patent Rights	$ 144,000	$ 144,000
Useful life	12 years